Related Party Transactions - Schedule of Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Revenues	$ 399,276	$ 392,900	$ 380,469
Vessel operating expenses	99,949	94,536	97,179
General and administrative	20,444	18,960	15,987
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenues	34,573	37,630	35,068
Vessel operating expenses	10,847	10,319	10,452
General and administrative	$ 11,959	$ 11,939	$ 7,757